FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT [Text Block]
15.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The following table presents information about the Company’s financial instruments that have been measured at fair value as of December 31, 2011 and 2010, and indicates the fair value hierarchy of the valuation inputs utilized to determine such fair values:

2011	FAIR
	VALUE		TOTAL
	INPUT	HELD-FOR-	CARRYING	FAIR
	LEVEL	TRADING	VALUE	VALUE
Financial assets
Cash	1	$728,575	$728,575	$728,575

2010	FAIR
	VALUE		TOTAL
	INPUT	HELD-FOR-	CARRYING	FAIR VALUE
	LEVEL	TRADING	VALUE
Financial assets
Cash	1	$877,848	$877,848	$877,848

Due to the nature of cash, accounts receivable, accounts payable, notes and promissory note payable and redeemable preferred stock, the fair value of these instruments approximated their carrying value. Notes and promissory note are recorded at estimated fair value on issue and at amortized cost on an ongoing basis.